Summary of Liabilities for Variable Contract Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	$ 181,131	$ 114,563
Incurred guaranteed benefits	(11,222)	68,186
Paid guaranteed benefits	(3,482)	(1,618)
Ending balance	166,427	181,131
Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	2,239	1,658
Incurred guaranteed benefits	528	1,111
Paid guaranteed benefits	(782)	(530)
Ending balance	1,985	2,239
Guaranteed Minimum Income Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	4,023	3,158
Incurred guaranteed benefits	(246)	907
Paid guaranteed benefits	(560)	(42)
Ending balance	3,217	4,023
Guaranteed Minimum Accumulation Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	27,579	16,870
Incurred guaranteed benefits	(8,845)	11,755
Paid guaranteed benefits	(2,140)	(1,046)
Ending balance	16,594	27,579
Guaranteed Minimum Withdrawal Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	147,290	92,877
Incurred guaranteed benefits	(2,659)	54,413
Ending balance	$ 144,631	$ 147,290